Schedule of Investments ─ IQ Merger Arbitrage ETF

 July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 93.7%
Communication Services — 7.4%
Quotient Technology, Inc.*	865,616	$3,410,527
Radius Global Infrastructure, Inc., Class A*	374,904	5,589,819
World Wrestling Entertainment, Inc., Class A	248,619	26,104,995

Total Communication Services		35,105,341

Consumer Discretionary — 1.1%
Franchise Group, Inc.(a)	79,536	2,366,992
Lookers PLC	979,978	1,578,637
NEOGAMES SA*	39,026	1,063,068

Total Consumer Discretionary		5,008,697

Energy — 8.4%
Magellan Midstream Partners LP	305,109	20,219,573
PDC Energy, Inc.	256,909	19,496,824

Total Energy		39,716,397

Financials — 6.2%
Focus Financial Partners, Inc., Class A*	375,011	19,624,326
Greenhill & Co., Inc.	111,988	1,646,223
Home Capital Group, Inc.	215,322	7,004,815
Numis Corp. PLC	292,352	1,252,599

Total Financials		29,527,963

Health Care — 30.3%
Amedisys, Inc.*	33,728	3,063,851
Chinook Therapeutics, Inc.*	442,247	17,327,238
DICE Therapeutics, Inc.*	712,826	33,502,822
Epizyme, Inc.*(b)	1,957,185	39,144
Horizon Therapeutics PLC*	256,660	25,735,298
NuVasive, Inc.*	507,266	20,904,432
Radius Health, Inc.*(b)	177,390	14,191
Seagen, Inc.*	136,316	26,142,682
Syneos Health, Inc.*	394,092	16,713,442

Total Health Care		143,443,100

Industrials — 13.2%
Caverion OYJ	174,143	1,643,529
Desktop Metal, Inc., Class A*(a)	682,184	1,241,575
Kloeckner & Co SE	153,566	1,439,168
NWS Holdings Ltd.	3,325,802	3,808,252
Tatsuta Electric Wire and Cable Co., Ltd.(a)	408,811	2,057,291
Toshiba Corp.	733,987	23,706,829
Univar Solutions, Inc.*(c)	787,882	28,474,055

Total Industrials		62,370,699

Information Technology — 11.5%
ForgeRock, Inc., Class A*	609,878	12,593,981
Kaleyra, Inc.*	110,321	750,183
National Instruments Corp.	457,574	26,996,866
Ordina NV	175,263	1,101,444
SimCorp A/S	11,654	1,254,314
Software AG(a)	343,484	11,808,103

Total Information Technology		54,504,891

Materials — 9.6%
Arconic Corp.*	181,438	5,423,182
Chr Hansen Holding A/S	91,281	6,914,306
JSR Corp.	1,162,887	33,328,237

Total Materials		45,665,725

Real Estate — 1.5%
CT Property Trust Ltd.	816,462	888,726
Kenedix Retail REIT Corp.	1,258	2,464,115
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Necessity Retail REIT, Inc. (The)	298,150	$2,116,865
Urstadt Biddle Properties, Inc., Class A	61,797	1,401,556

Total Real Estate		6,871,262

Utilities — 4.5%
Origin Energy Ltd.	3,719,293	21,227,897

Total Common Stocks
(Cost $446,758,807)		443,441,972
Rights — 0.0%(d)
Health Care — 0.0%(d)
Supernus Pharmaceuticals, Inc., expires 12/31/24*(b)	333,265	19,996
Supernus Pharmaceuticals, Inc., expires 12/31/25*(b)	333,265	19,996
Total Rights
(Cost $0)		39,992

Short-Term Investments — 9.0%

Money Market Funds — 9.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(e)(f)	14,505,714	14,505,714
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(e)	28,111,465	28,111,465
Total Short-Term Investments
(Cost $42,617,179)		42,617,179

Total Investments — 102.7%
(Cost $489,375,986)		486,099,143
Other Assets and Liabilities, Net — (2.7)%		(12,906,706)
Net Assets — 100.0%		$473,192,437

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,810,525; total market value of collateral held by the Fund was $14,903,307. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $397,593.
(b)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,650,140.
(d)	Less than 0.05%.
(e)	Reflects the 1-day yield at July 31, 2023.
(f)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2023 (unaudited)

Total Return Swap contracts outstanding at July 31, 2023:
Total Return Benchmark	Counterparty	Floating Rate(g)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(h)
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	$(16,138,835)	$—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	2/05/2025	Monthly	(16,138,835)	—
iShares Expanded Tech-Software Sector ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(14,061,702)	—
iShares Expanded Tech-Software Sector ETF	Morgan Stanley	1-Day FEDEF - 1.00%	2/05/2025	Monthly	(14,061,702)	—
iShares Exponential Technologies ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(11,606,009)	—
iShares Exponential Technologies ETF	Morgan Stanley	1-Day FEDEF - 1.93%	2/05/2025	Monthly	(11,606,009)	—
iShares MSCI Japan ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,284,762)	—
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	(1,284,762)	—
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(3,628,073)	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	2/05/2025	Monthly	(3,628,073)	—
Vanguard Real Estate ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,681,668)	—
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	2/05/2025	Monthly	(1,681,668)	—
						$—

Cash posted has been segregated as collateral for swaps in the amount of $2,000,000 at July 31, 2023.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $3,650,140 and with Merrill Lynch amounted to $– at July 31, 2023. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(g) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(h) Reflects the value at reset date of July 31, 2023.

Abbreviation
FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(i)
Common Stocks	$443,388,637	$—	$53,335	(j)	$443,441,972
Rights	—	—	39,992	(j)	39,992
Short-Term Investments:
Money Market Funds	42,617,179	—	—		42,617,179
Total Investments in Securities	486,005,816	—	93,327		488,099,143
Other Financial Instruments:(k)
Swap Contracts	—	—	—		—
Total Investments in Securities and Other Financial Instruments	$486,005,816	$—	$93,327		$486,099,143
Liability Valuation Inputs
Other Financial Instruments:(k)
Swap Contracts	$—	$—	$—		$—

(i)	For a complete listing of investments and their industries, see the Schedule of Investments.

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2023 (unaudited)

(j)	The Level 3 securities, valued in total at $93,327, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of period.